Derivatives - Cash flow hedges - Hedging instrument by hedged risk (Details) number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	208,905	193,240
Carrying amount, assets	$ 1,663	$ 1,538
Carrying amount, liabilities	$ 2,771	$ 2,914
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	75,638	64,674
Carrying amount, assets	$ 607	$ 460
Carrying amount, liabilities	300	791
Change in fair value of hedging instrument	536	(275)
Change in fair value of hedged item	534	(267)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 2	$ (8)
Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	31,899	29,969
Carrying amount, assets	$ 455	$ 458
Carrying amount, liabilities	$ 740	$ 653
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	177,006	163,271
Carrying amount, assets	$ 1,208	$ 1,080
Carrying amount, liabilities	$ 2,031	$ 2,261
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	54,253
Derivatives | Foreign currency | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	21,385	24,954
Carrying amount, assets	$ 455	$ 295
Carrying amount, liabilities	254	653
Change in fair value of hedging instrument	341	(198)
Change in fair value of hedged item	341	(200)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 0	$ 2
Derivatives | Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	54,253	39,720
Carrying amount, assets	$ 152	$ 165
Carrying amount, liabilities	46	138
Change in fair value of hedging instrument	195	(77)
Change in fair value of hedged item	193	(67)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 2	$ (10)